Receivables - Estimated Accretable Yield (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Beginning of period (First Quarter-End 2012)	$ 28,926
Change in accretable yield due to change in timing of estimated cash flows	(515)
Interest income recognized	(3,262)
End of period	$ 25,149